Redeemable Noncontrolling Interests - Schedule of Movement in Carrying Value of Redeemable Noncontrolling Interests (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Temporary Equity Disclosure [Abstract]
Balance	¥ 108,629	$ 17,046	¥ 101,542
Issuance of subsidiary shares	268,420	42,121		¥ 100,000
Accretion of redeemable noncontrolling interests	20,336	3,191	7,087	1,542
Balance	¥ 397,385	$ 62,358	¥ 108,629	¥ 101,542